Segment Reporting (Tables)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting
Schedule of reconciliations of segment revenues

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

For the Three
Months ended
March 31, 2026
(Unaudited)
General and administrative expenses	$37,269

Forge Nano, Inc.
Segment Reporting
Summary of revenues by geographic region

	Three months ended March 31,
	2026	2025
US	$892	$822
Canada	273	15
EMEA	172	(96)
APAC	797	258
Total	$2,134	$999

	December 31,
	2025	2024
US	$5,295	$6,571
Canada	798	20
EMEA	588	1,120
APAC	707	588
Total	$7,388	$8,299

Schedule of reconciliations of segment revenues

Revenues by reportable segment consisted of the following for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Tool manufacturing and related services	$1,538	$588
Coating services	283	231
Battery manufacturing	313	180
Total	$2,134	$999

Segment revenue, cost of sales, and gross (loss) profit are as follows:

	Three months ended March 31, 2026
	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Total
Total revenue	$1,538	$283	$313	$2,134
Cost of sales	(1,770)	(1,201)	(91)	(3,062)
Gross (loss) profit	$(232)	$(918)	$222	$(928)

	Three months ended March 31, 2025
	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Total
Total revenue	$588	$231	$180	$999
Cost of sales	(1,116)	(898)	(86)	(2,100)
Gross (loss) profit	$(528)	$(667)	$94	$(1,101)

Table presents a reconciliation of segment results to consolidated results for the three months ended March, 31 2026 and 2025.

	Three months ended March 31,
	2026	2025
Segment gross profit	$(928)	$(1,101)
General and administrative	10,389	9,536
Operating loss	(11,317)	(10,637)
Interest income	65	90
Grant income	976	1,053
Other income	37	5
Interest expense, change in fair value, and amortization of debt discount	(1,422)	(4,362)
Other expense	(15)	(132)
Non-operating loss	(359)	(3,346)
Net loss	$(11,676)	$(13,983)

Revenue by reportable segment is as follows:

	Years ended December 31,
	2025	2024
Tool manufacturing and related services	$4,625	$6,852
Coating services	1,429	1,332
Battery manufacturing	1,334	115
Total	$7,388	$8,299

Segment revenue, cost of sales, and gross profit (loss) are as follows:

	Years ended December 31, 2025
	Tool Manufacturing &		Battery
	Related Services	Coating Services	Manufacturing	Total
Total revenue	$4,625	$1,429	$1,334	$7,388
Cost of sales	(6,239)	(3,921)	(1,085)	(11,245)
Gross (loss) profit	$(1,614)	$(2,492)	$249	$(3,857)

	Years ended December 31, 2024
	Tool Manufacturing &		Battery
	Related Services	Coating Services	Manufacturing	Total
Total revenue	$6,852	$1,332	$115	$8,299
Cost of sales	(5,441)	(2,486)	(40)	(7,967)
Gross profit (loss)	$1,411	$(1,154)	$75	$332

Reconciliation of segment results to consolidated results is as follows:

	Years ended December 31,
	2025	2024
Segment gross (loss) profit	$(3,857)	$332
General and administrative	40,788	27,474
Operating loss	(44,645)	(27,142)

Interest income	637	1,053
Grant income	7,062	2,306
Other income	865	263

Interest expense, change in fair value, and amortization of debt discount	(6,515)	(3,439)
Other expense	(578)	(25)

Non-operating income	1,471	158

Net loss	$(43,174)	$(26,984)

	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Corporate	Total
Revenue	$4,625	$1,429	$1,334	$—	$7,388
Cost of sales	6,239	3,921	1,085	—	11,245
Gross profit (loss)	(1,614)	(2,492)	249	—	(3,857)
General and administrative	1,916	2,123	780	35,969	40,788
Operating profit (loss)	(3,530)	(4,615)	(531)	(35,969)	(44,645)
Other income	—	—	—	1,471	1,471
Net income (loss)	$(3,530)	$(4,615)	$(531)	$(34,498)	$(43,174)